USDC (Details) - Schedule of USDC - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of USDC [Abstract]
USDC	$ 405,596	$ 626,441	$ 15,829,464	$ 56,005